Equity dividends	12 Months Ended
Dec. 31, 2020
Disclosure Of Dividends [Abstract]
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2020	2019	2018
	£m	£m	£m
RELX PLC	880	842	420
RELX NV	—	—	376
Total	880	842	796

The RELX NV amount shown relates to dividends paid prior to the corporate simplification.

Ordinary dividends declared and paid in the year ended 31 December 2020, in amounts per ordinary share, comprise: a 2019 final dividend of 32.1p (2019: 29.7p; 2018: 27.7p) and a 2020 interim dividend of 13.6p (2019: 13.6p; 2018: 12.4p), giving a total of 45.7p (2019: 43.3p; 2018: 40.1p).

The Directors of RELX PLC have proposed a final dividend of 33.4p (2019: 32.1p; 2018: 29.7p), giving a total for the financial year of 47.0p (2019: 45.7p; 2018: 42.1p). The total cost of funding the proposed final dividend is expected to be £643m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2020, 2019 and 2018.